Accounts Payable	12 Months Ended
Dec. 31, 2021
Accounts Payable
Accounts Payable

13. Accounts Payable

	December 31,
	2021	2020

	(in US$’000)
Accounts payable—third parties	39,115	26,756
Accounts payable—non-controlling shareholders of subsidiaries (Note 24(iv))	2,062	4,856
	41,177	31,612

Substantially all accounts payable are denominated in RMB and US$ and due within one year from the end of the reporting period. The carrying values of accounts payable approximate their fair values due to their short-term maturities.

An aging analysis based on the relevant invoice dates is as follows:

	December 31,
	2021	2020

	(in US$’000)
Not later than 3 months	35,615	26,270
Between 3 months to 6 months	3,705	3,364
Between 6 months to 1 year	588	782
Later than 1 year	1,269	1,196
	41,177	31,612